Invesco ETFs 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

March 25, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Self-Indexed Fund Trust

1933 Act Registration No. 333-221046

1940 Act Registration No. 811-23304

CIK: 0001657201

Ladies and Gentlemen:

On behalf of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”) Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectuses dated September 5, 2018, as supplemented March 12, 2019, and filed pursuant to Rule 497(e) under the Securities Act relating to the following portfolios of the Trust: Invesco RAFITM Strategic US ETF, Invesco RAFITM Strategic US Small Company ETF, Invesco RAFITM Strategic Developed ex-US ETF, Invesco RAFITM Strategic Developed ex-US Small Company ETF and Invesco RAFITM Strategic Emerging Markets ETF.

Very truly yours,

Invesco Exchange-Traded Self-Indexed Fund Trust

/s/ Abigail Murray

Abigail Murray
Senior Counsel
Invesco Capital Management LLC

800 983 0903    invesco.com/ETFs    @Invesco